JOINT ARRANGEMENTS (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of financial position [Abstract]
Non Current assets	$ 1,100,586,564	$ 1,042,713,275
Current Assets	425,204,316	240,573,412
Total Assets	1,525,790,880	1,283,286,687	$ 1,262,820,015
Non Current Liabilities	550,571,570	385,130,788
Current Liabilities	119,544,416	65,999,037
Total liabilities	670,115,986	451,129,825	531,303,259
Consolidated Statements of comprehensive income [Abstract]
Gross (loss) / profit	168,063,010	213,261,998	250,609,714
Operating loss	116,437,073	163,329,252	206,748,863
Comprehensive income	$ 23,518,032	100,640,106	126,968,096
UT [Member]
Joint Arrangements [Abstract]
Ownership interest percentage	51.00%
Consolidated Statements of financial position [Abstract]
Non Current assets	$ 0	0
Current Assets	61,759	224,276
Total Assets	61,759	224,276
Non Current Liabilities	0	0
Current Liabilities	422,838	867,650
Total liabilities	422,838	867,650
Consolidated Statements of comprehensive income [Abstract]
Gross (loss) / profit	(102,742)	84	165
Operating loss	(146,685)	(24,458)	(47,642)
Net Financial results	648,817	439,521	856,156
Comprehensive income	$ 502,132	$ 415,063	$ 808,514